Deferred Revenue/Income - Timing of satisfaction (Details)	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue recognition	1 year
Percentage of revenue recognized	36.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue recognition	1 year
Percentage of revenue recognized	64.00%